Note 3 - Business Combinations (Details Textual) - USD ($)		1 Months Ended				2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 05, 2018	Apr. 30, 2018	Jul. 31, 2017	Nov. 30, 2016	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Business Combination, Acquisition Related Costs		$ 14,167,000					$ 8,000		$ 7,589,825	$ 4,489,517	$ 3,691,466
Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life									15 years
O’Brien Acquisition [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total			$ 2,810,000
Business Combination, Acquisition Related Costs			1,100,000				$ 0	$ 1,068,653
O’Brien Acquisition [Member] | Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total			$ 2,810,000
Finite-Lived Intangible Asset, Useful Life			15 years	15 years
Reilly Acquisition [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total				$ 1,194,454
Business Combination, Acquisition Related Costs				594,039					$ 0	594,039
Reilly Acquisition [Member] | Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total				552,581
Reilly Acquisition [Member] | Trade Names [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total				$ 641,873
Finite-Lived Intangible Asset, Useful Life				20 years
Concrete Pumping Holdings Acquisition Corp [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	$ 18,574,662				$ 18,574,662
Business Combination, Acquisition Related Costs					$ 6,608,456				$ 0	$ 3,566,407	$ 3,042,049
Business Combination, Contingent Consideration Arrangements, Average EBITDA following the Acquisition Date, Term	3 years				3 years
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 3,100,000				$ 3,100,000
Business Combination, Contingent Consideration Arrangements, Discount to Present Value Annual Rate	7.50%				7.50%
Concrete Pumping Holdings Acquisition Corp [Member] | Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	$ 15,933,225				$ 15,933,225
Finite-Lived Intangible Asset, Useful Life					15 years
Concrete Pumping Holdings Acquisition Corp [Member] | Trade Names [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	$ 2,641,437				$ 2,641,437
Finite-Lived Intangible Asset, Useful Life					10 years